Business combination (Details 19) - BRL (R$) R$ in Thousands		Sep. 01, 2022	Aug. 10, 2021
Non-current
Gross contractual amount receivable for acquired trade receivables			R$ 56,854
Gross contractual amount receivable which is not expected to be collected for acquired trade receivables			R$ 541
Transpire Group
Current
Cash and cash equivalents		R$ 5,397
Trade receivables	[1]	9,322
Contract assets		239
Other assets		277
Current assets		15,235
Non-current
Bank guarantee		766
Property, plant and equipment (note 9)		1,183
Right-of-use assets (note 11)		1,314
Intangible assets (note 10)	[2]	12,692
Non-current assets		15,955
Total assets		31,190
Current
Suppliers and other payables		4,384
Contract liabilities		2,065
Tax liabilities		479
Salaries and welfare charges		7,963
Lease liability (note 11)		1,314
Other liabilities		1,380
Current liabilities		17,585
Non-current
Loans and borrowings (note 12)		5,490
Non-current liabilities		5,490
Total liabilities		23,075
Total identifiable net assets acquired		8,115
Gross contractual amount receivable for acquired trade receivables		9,333
Gross contractual amount receivable which is not expected to be collected for acquired trade receivables		R$ 11

[1]	Gross contractual amount receivable was R$ 9,333 and R$ 11 was not expected to be collected.
[2]	According to the purchase price on September 01, 2022: